Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 93,203,532	$ 64,702,018
Cost of revenue	91,412,016	63,168,303
Gross profit	1,791,516	1,533,715
Operating expenses
General and administration	4,983,176	4,517,631
Total operating expenses	4,983,176	4,517,631
Operating loss	(3,191,660)	(2,983,916)
Other income (expense)
Other income	118,871	4,426
Other expenses	(112,962)	2,684
Interest expense	(29,641)	(675,481)
Change in fair value of derivative liabilities	(2,650,369)	317,080
Loss on settlement of debt		(528,794)
Total other income (expense)	(2,674,101)	(880,085)
Net loss before provision for income taxes	(5,865,761)	(3,864,001)
Income taxes
Net loss	(5,865,761)	(3,864,001)
Less: Net income (loss) attributable to noncontrolling interests	101,713	(26,228)
Net loss attributed to stockholders of iQSTEL Inc.	(5,967,474)	(3,837,773)
Comprehensive income (loss)
Foreign currency adjustment	6,080	74,849
Total comprehensive (loss)	(5,859,681)	(3,789,152)
Less: Comprehensive income attributable to noncontrolling interests	104,692	10,448
Net comprehensive (loss) attributable to stockholders of iQSTEL Inc.	$ (5,964,373)	$ (3,799,600)
Basic and diluted loss per common share	$ (0.04)	$ (0.03)
Weighted average number of common shares outstanding - Basic and diluted	151,850,443	135,383,893